Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net revenue:
Total net revenues	$ 1,769	$ 985	$ 5,687	$ 3,809
Cost of goods sold	771	518	2,484	1,517
Gross margin	998	467	3,203	2,292
Operating expenses:
Research and development	756	289	1,539	1,002
Depreciation and amortization	50	41	163	218
Selling, general and administrative	1,503	1,260	4,517	3,298
Change in fair value of contingent consideration	(10)
Total operating expenses	2,299	1,590	6,219	4,518
Loss from operations	(1,301)	(1,123)	(3,016)	(2,226)
Loss on extinguishment of debt		(199)	(199)
Interest expense	(46)	(86)	(172)	(302)
Interest income		1	4	4
Other expense, net	(2)	(22)	(35)	(74)
Total other expense	(48)	(306)
Loss before income taxes			(3,418)	(2,598)
Income tax benefit			93	1,789
Net loss	(1,349)	(1,429)	(3,325)	(809)
Less: Undeclared deemed dividend attributable to noncontrolling interest	(59)		(77)
Net loss attributable to Nephros, Inc. shareholders	(1,408)	(1,429)	(3,402)	(809)
Other comprehensive income (loss), foreign currency translation adjustments, net of tax	(3)	3	(6)	10
Comprehensive loss	(1,352)	(1,426)	$ (3,408)	$ (799)
Comprehensive loss attributable to noncontrolling interest	(59)
Comprehensive loss attributable to Nephros, Inc. shareholders	$ (1,411)	$ (1,426)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.02)
Weighted average common shares outstanding, basic and diluted	64,166,988	55,568,575	61,620,423	52,935,728
Product Revenue [Member]
Net revenue:
Total net revenues	$ 1,729	$ 958	$ 5,457	$ 3,544
License, Royalty and Other Revenues [Member]
Net revenue:
Total net revenues	$ 40	$ 27	$ 230	$ 265